ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

February 13, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Ultimus Managers Trust (the “Trust”)

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

On behalf of the Ultimus Managers Trust (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post Effective Amendment No. 35 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed for the purpose of adding a new series to the Trust – the Waycross Long/Short Equity Fund.

If you have any questions, please do not hesitate to contact me at: 513.587.3451.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer

Secretary of the Trust